Accounting Policies and Recent Accounting Updates (Details)	1 Months Ended
Jun. 30, 2023 USD ($)
Revenue recognition
Accretion of discounts and amortization of premiums	$ 274,650
Capitalized PIK interest	205,621
Portfolio company investments on non-accrual status	0
Deferred debt issuance costs
Deferred debt issuance costs	$ 1,580,000